Redeemable Convertible Preferred Shares and Shareholders' Equity - Summary of assumptions (Details)		12 Months Ended
	Aug. 13, 2021	Dec. 31, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Expected dividends		0.00%	0.00%
Warrants for ordinary shares [Member]
Class of Stock [Line Items]
Volatility	33.50%	41.00%
Risk-free interest rate	0.80%	1.20%
Expected dividends	0.00%	0.00%
Expected life (in years)	5 years	4 years 7 months 6 days